Transactions with Related Parties, The Managers (Details)			12 Months Ended	17 Months Ended
	May 29, 2018 USD ($) extension	May 29, 2018 EUR (€) extension	Dec. 31, 2019 USD ($)	May 28, 2018 USD ($)	Dec. 31, 2018 USD ($)
Related Party Transactions [Abstract]
Management agreement term	3 years	3 years
Management agreement, number of extensions | extension	2	2
Management Agreement, Extension Terms	3 years	3 years
Ship management fee, per day, per vessel		€ 875		$ 975
Flat ship management fee | €		€ 3,000,000
Supervision fee	$ 550,000
Description of related party transaction			50% is payable upon the signing of the relevant supervision agreement, and 50% is payable upon successful completion of the sea trials of each newbuild
Sales fee			1.00%
Related Party Transaction, Due from (to) Related Party, Current [Abstract]
Due from manager			$ 558,000		$ 599,000
Due to manager			$ 9,000		$ 23,000